OPERATING LEASE (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Jan. 02, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021
Five -Year Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description	the Company entered into a five-years lease agreement with an individual to rent a factory space of 19,333 square meters at Dali County, PRC.
Lease terms	5 years
Lease rental payment			$ 11,772	$ 11,443
One -Year Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description		the Company entered into a one-year lease agreement with Pioneering Park of Xi’an High-tech Zone to rent an office space of 807 square meters at Xi’an City, PRC. On June 3, 2021, the Company renewed the lease agreement with three years term from July 1, 2021 to June 30, 2024.
Lease terms		1 year
Lease rental payment			$ 21,708	$ 21,102